ALLEGIANT FUNDS

                         ALLEGIANT ULTRA SHORT BOND FUND

                               A, B, and C Shares

    Supplement dated April 21, 2006 to the Prospectus dated October 1, 2005.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

         EFFECTIVE APRIL 21, 2006 THE AVERAGE PORTFOLIO DURATION OF THE ALLEGIANT ULTRA SHORT BOND FUND WILL NOT EXCEED 18 MONTHS. AS A RESULT OF THIS CHANGE, THE SECOND PARAGRAPH UNDER THE HEADING ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 58 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration that will not exceed 18 months. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration to take advantage of expected changes in interest rates.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                         ALLEGIANT ULTRA SHORT BOND FUND

                                    I Shares

    Supplement dated April 21, 2006 to the Prospectus dated October 1, 2005.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

         EFFECTIVE APRIL 21, 2006 THE AVERAGE PORTFOLIO DURATION OF THE ALLEGIANT ULTRA SHORT BOND FUND WILL NOT EXCEED 18 MONTHS. AS A RESULT OF THIS CHANGE, THE SECOND PARAGRAPH UNDER THE HEADING ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 58 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration that will not exceed 18 months. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration to take advantage of expected changes in interest rates.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                         ALLEGIANT ULTRA SHORT BOND FUND

                                    R Shares

    Supplement dated April 21, 2006 to the Prospectus dated October 1, 2005.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

         EFFECTIVE APRIL 21, 2006 THE AVERAGE PORTFOLIO DURATION OF THE ALLEGIANT ULTRA SHORT BOND FUND WILL NOT EXCEED 18 MONTHS. AS A RESULT OF THIS CHANGE, THE SECOND PARAGRAPH UNDER THE HEADING ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 58 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration that will not exceed 18 months. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration to take advantage of expected changes in interest rates.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE